Lease liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Balance at Opening	$ 23,043	$ 21,650
Remeasurement / new contracts	4,949	6,129
Payment of principal and interest (*)	(5,423)	(5,827)
Interest expenses	1,356	1,233
Foreign exchange gains and losses	(1,390)	1,439
Translation adjustment	1,457	(1,582)
Transfers	(147)	1
Balance at Ending	23,845	23,043
Current borrowings and current portion of non-current borrowings	3,576	3,641
Brazil [Member]
IfrsStatementLineItems [Line Items]
Balance at Opening	4,604	4,340
Remeasurement / new contracts	2,730	1,655
Payment of principal and interest (*)	(1,785)	(1,560)
Interest expenses	365	243
Foreign exchange gains and losses	(169)	151
Translation adjustment	287	(272)
Transfers	(12)	47
Balance at Ending	6,020	4,604
Foreign countries [member]
IfrsStatementLineItems [Line Items]
Balance at Opening	18,439	17,310
Remeasurement / new contracts	2,219	4,474
Payment of principal and interest (*)	(3,638)	(4,267)
Interest expenses	991	990
Foreign exchange gains and losses	(1,221)	1,288
Translation adjustment	1,170	(1,310)
Transfers	(135)	(46)
Balance at Ending	$ 17,825	$ 18,439